UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended 06/30/05

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Abrams Bison Investments, L.L.C.

Address: 7315 Wisconsin Ave., Suite 700E
            Bethesda, MD 20814


13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:


  /s/ Gavin M. Abrams           Bethesda, Maryland               8/15/05
-----------------------     --------------------------    ----------------------
   [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  11
Form 13F Information Table Value Total: $313,036 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   Abrams Bison Partners, L.P., 028-11159


                                                      FORM 13F INFORMATION TABLE


                                TITLE OF                    VALUE     SHRS OR     SH/ PUT/   INVSTMNT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP           (X$1000)   PRN AMT     PRN CALL   DISCRTN    MNGRS   SOLE  SHARED  NONE

AUTOZONE INC                    COM        053332102       25,343     274,100     SH         Defined       1         274,100
AVIALL INC                      COM        05366B102       61,383     1,943,100   SH         Defined       1         1,943,100
BLOCKBUSTER INC                 CL A       093679108       2,882      316,000     SH         Defined       1         316,000
BLOCKBUSTER INC                 CL B       093679207       15,737     1,834,100   SH         Defined       1         1,834,100
HASBRO INC                      COM        418056107       65,574     3,154,100   SH         Defined       1         3,154,100
HEIDRICK & STRUGGLES INTL IN    COM        422819102       48,030     1,841,632   SH         Defined       1         1,841,632
MAYTAG CORP                     COM        578592107       20,765     1,326,000   SH         Defined       1         1,326,000
MERCK & CO INC                  COM        589331107       1,540      50,000      SH         Defined       1         50,000
OFFICE DEPOT INC                COM        676220106       6,852      300,000     SH         Defined       1         300,000
PFIZER INC                      COM        717081103       8,274      300,000     SH         Defined       1         300,000
RENAISSANCERE HOLDINGS LTD      COM        G7496G103       56,656     1,150,600   SH         Defined       1         1,150,600

Total (x1000):                                             313,036



02802.0001 #593324